Financial Risk Management - Market Risk - Foreign currency risk (Details) - Foreign currency risk € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)
Net gains (losses) on investments:
Investing activities	$ 111.4	$ (367.0)
Underwriting activities	(170.2)	169.8
Foreign currency contracts	(60.0)	53.6
Foreign currency net losses	(118.8)	(143.6)
Hedges of net investment in Canadian subsidiaries | Unsecured senior notes
Financial Risk Management.
Debt hedges			$ 2,788.6		$ 2,800.0
Debt hedges at fair value	2,061.1	1,926.8
Gains (losses) on hedge of net investment in Canadian subsidiaries	(56.6)	149.5
Hedges of net investment in European operations | Unsecured senior notes
Financial Risk Management.
Debt hedges | €				€ 750.0		€ 750.0
Debt hedges at fair value	791.9	698.3
Gains (losses) on hedge of net investment in Canadian subsidiaries	$ (27.8)	$ 51.8